Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Summary of Supplemental Balance Sheet Information
The following table provides supplemental balance sheet information about the Company’s leases as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Operating leases:
Right-of-use assets	$992	$2,498
Lease liability	$1,028	$2,612
Weighted-average remaining lease term:
Operating leases	0.51 years	1.18 years
Weighted-average discount rate:
Operating leases	3.07%	2.75%

The following table provides supplemental Consolidated Balance Sheet information about the Company’s leases as of December 31, 2024 and December 31, 2023:

	December 31,
	2024	2023
Operating leases:
Right-of-use assets	$2,498	$4,500
Lease liability	$2,612	$4,641
Weighted-average remaining lease term:
Operating leases	1.18 years	2.18 years
Weighted-average discount rate:
Operating leases	$2.75%	$2.70%

Summary of Supplemental Disclosure of Cash Flow Information
Supplemental disclosure of cash flow information related to leases was as follows for the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$573	$546	$1,705	$1,635

Supplemental disclosure of cash flow information related to leases were as follows for the for the years ended December 31, 2024 and December 31, 2023:

	Year Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,184	$2,117

Schedule of Future Minimum Payments of Operating Leases
The estimated future minimum payments of operating leases as of September 30, 2025 are as follows:

Operating Leases
2025 remaining	$574
2026	447
2027	12
2028	—
2029	—
Thereafter	—

Total lease payments	1,033
Less: imputed interest	(5)

Present value of lease liabilities	$1,028

The estimated future minimum payments of operating leases as of December 31, 2024 are as follows:

Years ending	Operating Leases
2025	$2,245
2026	407
2027	—
2028	—
2029	—
Thereafter	—

Total lease payments	2,652
Less: imputed interest	(40)

Present value of lease liabilities	$2,612